Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Blockchain Training Alliance, Inc. [Member]
Commitments and Contingencies	NOTE 4 – COMMITMENTS AND CONTINGENCIES The Company had contractual commitments in the amount of $83,442 as of December 31, 2020.